Investments in equity investees- General (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 USD ($)	Mar. 31, 2018 CNY (¥)	Mar. 31, 2017 CNY (¥)	Mar. 31, 2016 CNY (¥)
Cost method
Balance as of beginning of period		¥ 35,404	¥ 33,264
Additions		34,121	8,860
Disposals		(3,051)	(2,512)
Transfers		(1,725)	(3,763)
Impairment loss		(1,753)	(2,125)	¥ (902)
Foreign currency translation adjustments		(3,054)	1,680
Balance as of end of period		59,942	35,404	33,264
Equity method
Balance as of beginning of period		84,964	58,197
Additions		26,391	35,154
Share of results, other comprehensive income and other reserves		(3,660)	(2,074)
Disposals		(474)	(324)
Transfers		(9,011)	(5,891)
Impairment loss		(18,153)	(245)	0
Foreign currency translation adjustments		(299)	147
Balance as of end of period		79,758	84,964	58,197
Total, cost and equity methods
Balance as of beginning of period		120,368	91,461
Additions		60,512	44,014
Share of results, other comprehensive income and other reserves		(3,660)	(2,074)
Disposals		(3,525)	(2,836)
Transfers		(10,736)	(9,654)
Impairment loss		(19,906)	(2,370)
Foreign currency translation adjustments		(3,353)	1,827
Balance as of end of period	$ 22,271	¥ 139,700	¥ 120,368	¥ 91,461